CONVERTIBLE NOTES - 2024 Convertible Notes (Details) - 2024 Convertible Notes - USD ($) $ in Thousands	Jun. 25, 2024	Jun. 24, 2024
CONVERTIBLE NOTES
Aggregate principal amount of loan	$ 54,880
Variable interest rate	3.35%	3.35%
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrMember	us-gaap:SecuredOvernightFinancingRateSofrMember
Trading days immediately preceding the conversion date considered for conversion price	10 days	10 days
Geely HK
CONVERTIBLE NOTES
Aggregate principal amount of loan		$ 54,904